WARRANTS (Details) - $ / shares	3 Months Ended		9 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants, Outstanding and exercisable, Beginning balance	18,049,075	0	17,900,288	10,823,450
Number of Warrants, Issued	18,049,075	10,823,450		7,225,625
Number of Warrants, Issued, Exercised	(148,787)		(262,045)
Number of Warrants, Outstanding and exercisable, Ending balance	17,900,288	10,823,450	17,638,243	18,049,075
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 1.35	$ 0	$ 1.35	$ 1.35
Weighted-Average Exercise Price, Issued	1.35	1.35		1.35
Weighted-Average Exercise Price, Exercised	(0.80)		(0.80)
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	$ 1.35	$ 1.35	$ 1.36	$ 1.35